Summary of Significant Accounting Policies (Annual) (Detail) - Summary of the allowance for uncollectible accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 1,326	$ 1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$ 1,326